Fair Value Measurements and Financial Instruments	9 Months Ended
Sep. 30, 2011
Fair Value Measurements and Financial Instruments [Abstract]
Fair Value Measurements and Financial Instruments

NOTE 13. Fair Value Measurements and Financial Instruments

Fair Value Hierarchy

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs.

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Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that the Company has the ability to access.

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Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

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Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Financial Instruments

The Company’s net cash inflows and outflows exposed to the risk of changes in foreign currency exchange rates arise from the sale of products in countries other than the manufacturing source, foreign currency denominated supplier payments, debt and other payables, subsidiary dividends and investments in subsidiaries. Where possible, the Company utilizes derivative financial instruments to protect the Company’s cash flow from changes in exchange rates. Foreign currency exposures are reviewed monthly and any natural offsets are considered prior to entering into a derivative financial instrument. The Company’s primary foreign currency exposures include the Euro, Korean Won, Czech Koruna, Hungarian Forint and Mexican Peso. The Company utilizes a strategy of partial coverage, based on risk management policies, for transactions in these currencies. As of September 30, 2011 and December 31, 2010, the Company had forward contracts to hedge changes in foreign currency exchange rates with notional amounts of approximately $740 million and $529 million, respectively. A portion of these instruments have been designated as cash flow hedges with the effective portion of the gain or loss reported in the accumulated other comprehensive income component of shareholders’ equity in the Company’s consolidated balance sheets. The ineffective portion of these instruments is recorded as cost of sales in the Company’s consolidated statements of operations.

Foreign currency hedge instruments are measured at fair value on a recurring basis under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, the Company’s foreign currency instruments are classified as Level 2, “Other Observable Inputs” in the fair value hierarchy. As of September 30, 2011, the Company’s foreign currency hedge instruments represent a net liability of $29 million.

During the second quarter of 2011, the Company terminated interest rate swaps with a notional amount of $250 million related to the $500 million Term Loan due October 2017. These interest rate swaps had been designated as cash flow hedges and were settled for a loss of less than $1 million, which was recorded as interest expense. The Company repaid its obligations under the Term Loan following the completion of the sale of the $500 million aggregate principal amount of 6.75% senior notes due April 15, 2019.

As of December 31, 2010, the Company had interest rate swaps with a notional amount of $250 million that effectively converted designated cash flows associated with underlying interest payments on the Term Loan from a variable interest rate to a fixed interest rate. The instruments had been designated as cash flow hedges with the effective portion of the gain or loss reported in the accumulated other comprehensive income component of shareholders’ equity in the Company’s consolidated balance sheet. The ineffective portion of these swaps was assessed based on the hypothetical derivative method and was recorded as interest expense in the Company’s consolidated statement of operations.

Interest rate swaps are measured at fair value on a recurring basis under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, the Company’s interest rate swaps were classified as Level 2, “Other Observable Inputs” in the fair value hierarchy.

Financial Statement Presentation

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. Derivative financial instruments designated as hedging instruments are included in the Company’s consolidated balance sheets at September 30, 2011 and December 31, 2010 as follows:

	Assets			Liabilities
Risk Hedged	Classification	2011	2010	Classification	2011	2010
	(Dollars in Millions)

Designated
Foreign currency	Other current assets	$—	$—	Other current assets	$—	$1
Foreign currency	Other current liabilities	2	1	Other current liabilities	30	2
Interest rates	Other non-current assets	—	—	Other non-current liabilities	—	1

Non-designated
Foreign currency	Other current assets	—	2	Other current assets	—	—
Foreign currency	Other current liabilities	—	2	Other current liabilities	1	1

		$2	$5		$31	$5

The impact of derivative financial instruments on the Company’s financial statements, as recorded in cost of sales, for the three months ended September 30, 2011 and 2010 is as follows:

	Amount of Gain (Loss)
	Recorded in AOCI		Reclassified from AOCI into Income		Recorded in Income
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Foreign currency risk
Cash flow hedges	$(20)	$2	$1	$2	$—	$—

The impact of derivative financial instruments on the Company’s financial statements, as recorded in cost of sales, for the nine months ended September 30, 2011 and 2010 is as follows:

	Amount of Gain (Loss)
	Recorded in AOCI		Reclassified from AOCI into Income		Recorded in Income
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Foreign currency risk
Cash flow hedges	$(15)	$2	$7	$4	$—	$—
Non-designated cash flow hedges	—	—	—	—	(4)	(1)

Total	$(15)	$2	$7	$4	$(4)	$(1)

Interest rate risk
Cash flow hedges	$1	$—	$—	$—	$—	$—

Concentrations of Credit Risk

Financial instruments, including cash equivalents, marketable securities, derivative contracts and accounts receivable, expose the Company to counterparty credit risk for non-performance. The Company’s counterparties for cash equivalents, marketable securities and derivative contracts are banks and financial institutions that meet the Company’s requirement of high credit standing. The Company’s counterparties for derivative contracts are substantial investment and commercial banks with significant experience using such derivatives. The Company manages its credit risk through policies requiring minimum credit standing and limiting counterparty credit exposure, and through monitoring of counterparty financial condition and related credit risks. The Company’s concentration of credit risk related to derivative contracts at September 30, 2011 was not significant. With the exception of the customers below, the Company’s credit risk with any individual customer does not exceed ten percent of total accounts receivable at September 30, 2011 and December 31, 2010, respectively.

	September 30 2011	December 31 2010
Ford and affiliates	24%	22%
Hyundai Motor Company	14%	17%
Hyundai Mobis Company	13%	14%

Management periodically performs credit evaluations of its customers and generally does not require collateral.